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Frederick C. Tedeschi               The Lincoln National Life Insurance Company
Associate General Counsel                                     One Granite Place
Telephone:  (603) 226-5105                         Concord, New Hampshire 03301
Facsimile:   (603) 226-5448

March 5, 2007                                                         VIA EDGAR
                                                                      ---------

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
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

Lincoln Life Flexible Premium Variable Life Account D         Lincoln Life Flexible Premium Variable Life Account F
        File No. 033-00417; 811-04592                                 File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G         Lincoln Life Flexible Premium Variable Life Account J
        File No. 033-22740; 811-05585                                 File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K         Lincoln Life Flexible Premium Variable Life Account M
        File No. 033-76432; 811-08412                                 File No. 333-82663, 333-84360, 333-42479, 333-54338,
                                                                      333-84370, 333-63940, 333-111137, 333-111128,
                                                                      333-118478, 333-118477; 811-08557
Lincoln Life Flexible Premium Variable Life Account R         Lincoln Life Flexible Premium Variable Life Account S
        File No. 333-43107, 333-33782, 333-90432, 333-115882,         File No. 333-72875, 333-104719, 333-125790;
        333-125792, 333-125991; 811-08579                             811-09241
Lincoln Life Flexible Premium Variable Life Account Y         Lincoln Life & Annuity Flexible Premium Variable Life Account M
        File No. 333-81884, 333-81882, 333-90438, 333-118482,         File No. 333-42507, 333-61594, 333-84684, 333-52194
        333-118481, 333-115883; 811-21028                             333-84688, 333-112972, 333-115839, 333-118480,
LLANY Separate Account R for Flexible Premium Variable Life           333-118479; 811-08559
        File No. 333-46113, 333-33778, 333-90508, 333-115884, LLANY Separate Account S for Flexible Premium Variable Life
        333-125791, 333-125993; 811-08651                             File No. 333-74325, 333-107461, 333-125794;811-09257
CG Variable Life Insurance Separate Account I                 CG Variable Life Insurance Separate Account II
        File No. 033-84426; 811-08780                                 File No. 033-89238; 811-08970
Variable Life Account B of ING Life Insurance & Annuity       Lincoln Life & Annuity Flexible Premium Variable Life Account Y
        Company                                                       File No. 333-81892, 333-81886, 333-90526, 333-118484,
        File No. 033-75248, 033-76004, 033-76018, 033-64277           333-118483, 333-115885; 811-21029
        033-27337; 811-04536
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Commissioners:
As required by Rule 30d-2 under the Investment Company Act of 1940, as amended,
(the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information required by Rule 30d-1 under the Act ("Annual Report") for each of the management investment companies
(the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the
Act.
Pursuant to Rule 30d-1 under the Act, the Underlying Funds have filed their
Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Frederick C. Tedeschi

Frederick C. Tedeschi
Associate General Counsel